Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2015	2014
Raw materials	$2,467	$2,986
Work-in-process	1,857	2,455
Finished goods	5,122	6,504
Supplies	254	260
Total inventories	$9,700	$12,205